Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000012036 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 100 ETF
Class Name	iShares S&P 100 ETF
Trading Symbol	OEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 100 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 100 ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.44%	39.55%	17.69%	14.07%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 100®	12.56	39.85	17.94	14.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 13,822,514,145
Holdings Count | Holding	104
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,822,514,145
Number of Portfolio Holdings	104
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.2%
Communication Services	12.3%
Financials	11.6%
Consumer Discretionary	11.0%
Health Care	10.7%
Consumer Staples	6.6%
Industrials	4.6%
Energy	2.6%
Utilities	1.1%
Materials	0.8%
Real Estate	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	10.5%
Microsoft Corp.	9.5%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.7%
Alphabet, Inc., Class A	2.9%
Berkshire Hathaway, Inc., Class B	2.5%
Alphabet, Inc., Class C, NVS	2.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	10.5%
Microsoft Corp.	9.5%
NVIDIA Corp.	8.9%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.7%
Alphabet, Inc., Class A	2.9%
Berkshire Hathaway, Inc., Class B	2.5%
Alphabet, Inc., Class C, NVS	2.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
(a)	Excludes money market funds.

C000012037 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Mid-Cap ETF
Class Name	iShares Core S&P Mid-Cap ETF
Trading Symbol	IJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Mid-Cap ETF	$3	0.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.23%	26.74%	11.73%	10.27%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P MidCap 400®	3.26	26.79	11.78	10.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 91,018,535,016
Holdings Count | Holding	417
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$91,018,535,016
Number of Portfolio Holdings	417
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.7%
Financials	16.5%
Consumer Discretionary	14.4%
Health Care	9.9%
Information Technology	9.2%
Real Estate	7.5%
Materials	6.5%
Energy	5.0%
Consumer Staples	4.3%
Utilities	2.6%
Communication Services	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Illumina, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
EMCOR Group, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
Lennox International, Inc.	0.7%
Avantor, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Watsco, Inc.	0.6%
Texas Pacific Land Corp.	0.6%
Burlington Stores, Inc.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Illumina, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
EMCOR Group, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
Lennox International, Inc.	0.7%
Avantor, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Watsco, Inc.	0.6%
Texas Pacific Land Corp.	0.6%
Burlington Stores, Inc.	0.6%
(a)	Excludes money market funds.

C000012041 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Growth ETF
Class Name	iShares S&P 500 Growth ETF
Trading Symbol	IVW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Growth ETF	$10	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	13.56%	40.83%	17.34%	14.96%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 500 Growth Index™	13.67	41.10	17.56	15.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 53,555,268,118
Holdings Count | Holding	236
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$53,555,268,118
Number of Portfolio Holdings	236
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	49.8%
Consumer Discretionary	13.8%
Communication Services	12.3%
Health Care	6.8%
Industrials	6.1%
Financials	5.2%
Consumer Staples	2.6%
Energy	1.2%
Materials	1.2%
Real Estate	0.7%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	12.8%
Microsoft Corp.	11.6%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	6.3%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.9%
Broadcom, Inc.	2.9%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	12.8%
Microsoft Corp.	11.6%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	6.3%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.9%
Broadcom, Inc.	2.9%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.5%
(a)	Excludes money market funds.

C000012042 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Value ETF
Class Name	iShares S&P 500 Value ETF
Trading Symbol	IVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Value ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.67%	30.85%	13.02%	10.64%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 500 Value Index™	6.77	31.09	13.21	10.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 35,316,188,167
Holdings Count | Holding	440
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$35,316,188,167
Number of Portfolio Holdings	440
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.0%
Health Care	17.8%
Industrials	11.7%
Consumer Staples	10.2%
Information Technology	8.0%
Energy	6.0%
Utilities	5.5%
Consumer Discretionary	5.3%
Real Estate	4.5%
Communication Services	4.4%
Materials	3.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.0%
JPMorgan Chase & Co.	2.9%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	1.9%
Walmart, Inc.	1.7%
UnitedHealth Group, Inc.	1.6%
Bank of America Corp.	1.3%
Home Depot, Inc. (The)	1.2%
Chevron Corp.	1.2%
Procter & Gamble Co. (The)	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.0%
JPMorgan Chase & Co.	2.9%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	1.9%
Walmart, Inc.	1.7%
UnitedHealth Group, Inc.	1.6%
Bank of America Corp.	1.3%
Home Depot, Inc. (The)	1.2%
Chevron Corp.	1.2%
Procter & Gamble Co. (The)	1.2%
(a)	Excludes money market funds.

C000012043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Small-Cap ETF
Class Name	iShares Core S&P Small-Cap ETF
Trading Symbol	IJR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Small-Cap ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.64%	25.76%	10.14%	10.00%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P SmallCap 600®	6.71	25.86	10.21	10.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 86,324,266,452
Holdings Count | Holding	665
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$86,324,266,452
Number of Portfolio Holdings	665
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.1%
Industrials	17.9%
Consumer Discretionary	14.8%
Information Technology	11.8%
Health Care	11.3%
Real Estate	7.5%
Materials	5.5%
Energy	4.4%
Communication Services	3.4%
Consumer Staples	3.2%
Utilities	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Mueller Industries, Inc.	0.6%
ATI, Inc.	0.6%
Carpenter Technology Corp.	0.6%
Comerica, Inc.	0.6%
Meritage Homes Corp.	0.6%
SPX Technologies, Inc.	0.5%
SPS Commerce, Inc.	0.5%
Glaukos Corp.	0.5%
Bath & Body Works, Inc.	0.5%
Robert Half, Inc.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Mueller Industries, Inc.	0.6%
ATI, Inc.	0.6%
Carpenter Technology Corp.	0.6%
Comerica, Inc.	0.6%
Meritage Homes Corp.	0.6%
SPX Technologies, Inc.	0.5%
SPS Commerce, Inc.	0.5%
Glaukos Corp.	0.5%
Bath & Body Works, Inc.	0.5%
Robert Half, Inc.	0.5%
(a)	Excludes money market funds.

C000012046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Value ETF
Class Name	iShares S&P Small-Cap 600 Value ETF
Trading Symbol	IJS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Value ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.82%	22.63%	9.20%	8.90%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P SmallCap 600 Value Index™	5.90	22.85	9.42	9.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,190,964,426
Holdings Count | Holding	492
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$7,190,964,426
Number of Portfolio Holdings	492
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.0%
Industrials	16.4%
Consumer Discretionary	13.2%
Real Estate	9.7%
Information Technology	9.3%
Health Care	9.0%
Materials	4.4%
Communication Services	3.8%
Consumer Staples	3.6%
Utilities	2.5%
Energy	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Comerica, Inc.	1.2%
Lumen Technologies, Inc.	1.1%
Bath & Body Works, Inc.	1.1%
Robert Half, Inc.	1.0%
VF Corp.	1.0%
Mr. Cooper Group, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Alaska Air Group, Inc.	0.8%
Lincoln National Corp.	0.8%
Organon & Co.	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Comerica, Inc.	1.2%
Lumen Technologies, Inc.	1.1%
Bath & Body Works, Inc.	1.1%
Robert Half, Inc.	1.0%
VF Corp.	1.0%
Mr. Cooper Group, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Alaska Air Group, Inc.	0.8%
Lincoln National Corp.	0.8%
Organon & Co.	0.7%
(a)	Excludes money market funds.

C000012065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Value ETF
Class Name	iShares Russell Mid-Cap Value ETF
Trading Symbol	IWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Value ETF	$12	0.23%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.23%	28.77%	10.11%	8.72%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell MidCap® Value Index	6.33	29.01	10.33	8.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 13,604,700,594
Holdings Count | Holding	719
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,604,700,594
Number of Portfolio Holdings	719
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.2%
Financials	16.6%
Real Estate	10.3%
Consumer Discretionary	9.5%
Health Care	9.1%
Information Technology	8.7%
Materials	7.3%
Utilities	7.0%
Consumer Staples	5.9%
Energy	5.3%
Communication Services	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Aflac, Inc.	0.7%
DR Horton, Inc.	0.6%
Arthur J. Gallagher & Co.	0.6%
Williams Cos., Inc. (The)	0.6%
Realty Income Corp.	0.6%
ONEOK, Inc.	0.6%
Bank of New York Mellon Corp. (The)	0.6%
Digital Realty Trust, Inc.	0.6%
Crown Castle, Inc.	0.6%
Fidelity National Information Services, Inc.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Aflac, Inc.	0.7%
DR Horton, Inc.	0.6%
Arthur J. Gallagher & Co.	0.6%
Williams Cos., Inc. (The)	0.6%
Realty Income Corp.	0.6%
ONEOK, Inc.	0.6%
Bank of New York Mellon Corp. (The)	0.6%
Digital Realty Trust, Inc.	0.6%
Crown Castle, Inc.	0.6%
Fidelity National Information Services, Inc.	0.5%
(a)	Excludes money market funds.

C000012069 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Value ETF
Class Name	iShares Core S&P U.S. Value ETF
Trading Symbol	IUSV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P U.S. Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Value ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.68%	30.66%	13.07%	10.71%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 900 Value Index™	6.70	30.72	13.12	10.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,347,546,004
Holdings Count | Holding	733
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,347,546,004
Number of Portfolio Holdings	733
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.0%
Health Care	17.4%
Industrials	11.9%
Consumer Staples	9.9%
Information Technology	7.9%
Energy	5.9%
Consumer Discretionary	5.6%
Utilities	5.5%
Real Estate	4.9%
Communication Services	4.2%
Materials	3.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	3.8%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	1.7%
Walmart, Inc.	1.6%
UnitedHealth Group, Inc.	1.5%
Bank of America Corp.	1.2%
Home Depot, Inc. (The)	1.1%
Chevron Corp.	1.1%
Procter & Gamble Co. (The)	1.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	3.8%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.3%
Johnson & Johnson	1.7%
Walmart, Inc.	1.6%
UnitedHealth Group, Inc.	1.5%
Bank of America Corp.	1.2%
Home Depot, Inc. (The)	1.1%
Chevron Corp.	1.1%
Procter & Gamble Co. (The)	1.1%
(a)	Excludes money market funds.

C000012070 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Growth ETF
Class Name	iShares Core S&P U.S. Growth ETF
Trading Symbol	IUSG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P U.S. Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Growth ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.77%	40.13%	17.14%	14.82%
S&P Total Market Index™	9.60	35.24	15.15	12.75
S&P 900 Growth Index™	12.80	40.21	17.21	14.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,914,062,294
Holdings Count | Holding	491
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,914,062,294
Number of Portfolio Holdings	491
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.8%
Consumer Discretionary	14.0%
Communication Services	11.7%
Industrials	7.3%
Health Care	7.0%
Financials	5.5%
Consumer Staples	2.6%
Energy	1.5%
Materials	1.4%
Real Estate	0.9%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	12.2%
Microsoft Corp.	11.0%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.8%
Tesla, Inc.	2.5%
Eli Lilly & Co.	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	12.2%
Microsoft Corp.	11.0%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C, NVS	2.8%
Broadcom, Inc.	2.8%
Tesla, Inc.	2.5%
Eli Lilly & Co.	2.4%

C000012071 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 3000 ETF
Class Name	iShares Russell 3000 ETF
Trading Symbol	IWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 3000 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 3000 ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	9.54%	34.98%	15.07%	12.65%
Russell 3000® Index	9.65	35.19	15.26	12.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,952,872,835
Holdings Count | Holding	2,686
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$14,952,872,835
Number of Portfolio Holdings	2,686
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.0%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.4%
Industrials	9.8%
Communication Services	8.4%
Consumer Staples	5.6%
Energy	3.5%
Real Estate	2.8%
Materials	2.7%
Utilities	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.1%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
Alphabet, Inc., Class C, NVS	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.1%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
Alphabet, Inc., Class C, NVS	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
(a)	Excludes money market funds.

C000036528 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Preferred and Income Securities ETF
Class Name	iShares Preferred and Income Securities ETF
Trading Symbol	PFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Preferred and Income Securities ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Preferred and Income Securities ETF	$23	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.45%	17.38%	3.19%	3.99%
MSCI USA Index	10.21	36.22	15.94	13.30
ICE Exchange-Listed Preferred & Hybrid Securities Index	6.78	18.09	3.70	4.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 15,392,144,348
Holdings Count | Holding	445
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$15,392,144,348
Number of Portfolio Holdings	445
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	65.6%
Utilities	11.0%
Real Estate	8.3%
Communication Services	5.1%
Industrials	2.6%
Consumer Discretionary	2.5%
Consumer Staples	1.5%
Materials	1.4%
Information Technology	1.2%
Energy	0.5%
Health Care	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co., Series L, NVS	2.3%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.7%
NextEra Energy, Inc.	1.4%
Bank of America Corp., Series L, NVS	1.3%
Albemarle Corp., NVS	1.3%
Apollo Global Management, Inc.	1.2%
NextEra Energy, Inc.	1.2%
Hewlett Packard Enterprise Co.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
AT&T Inc., Series C, NVS	0.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Wells Fargo & Co., Series L, NVS	2.3%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.7%
NextEra Energy, Inc.	1.4%
Bank of America Corp., Series L, NVS	1.3%
Albemarle Corp., NVS	1.3%
Apollo Global Management, Inc.	1.2%
NextEra Energy, Inc.	1.2%
Hewlett Packard Enterprise Co.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
AT&T Inc., Series C, NVS	0.9%
(a)	Excludes money market funds.

C000042584 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Residential and Multisector Real Estate ETF
Class Name	iShares Residential and Multisector Real Estate ETF
Trading Symbol	REZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Residential and Multisector Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Residential and Multisector Real Estate ETF	$27	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.48%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	24.50%	38.13%	5.20%	9.23%
Russell 3000® Index	9.65	35.19	15.26	12.83
FTSE Nareit All Residential Capped Index	24.85	38.83	5.65	9.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,087,605,260
Holdings Count | Holding	42
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,087,605,260
Number of Portfolio Holdings	42
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Residential REITs	42.0%
Health Care REITs	36.1%
Specialized REITs	21.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	15.1%
Public Storage	11.2%
Extra Space Storage, Inc.	7.4%
AvalonBay Communities, Inc.	6.2%
Equity Residential	5.5%
Ventas, Inc.	4.5%
Alexandria Real Estate Equities, Inc.	4.4%
Invitation Homes, Inc.	4.3%
Essex Property Trust, Inc.	4.1%
Mid-America Apartment Communities, Inc.	4.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	15.1%
Public Storage	11.2%
Extra Space Storage, Inc.	7.4%
AvalonBay Communities, Inc.	6.2%
Equity Residential	5.5%
Ventas, Inc.	4.5%
Alexandria Real Estate Equities, Inc.	4.4%
Invitation Homes, Inc.	4.3%
Essex Property Trust, Inc.	4.1%
Mid-America Apartment Communities, Inc.	4.0%
(a)	Excludes money market funds.

C000042587 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Mortgage Real Estate ETF
Class Name	iShares Mortgage Real Estate ETF
Trading Symbol	REM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Mortgage Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage Real Estate ETF	$25	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	7.02%	16.40%	(2.60	) %	2.72%
Russell 3000® Index	9.65	35.19	15.26		12.83
FTSE Nareit All Mortgage Capped Index	7.35	16.88	(1.94)		3.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 672,481,305
Holdings Count | Holding	36
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$672,481,305
Number of Portfolio Holdings	36
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Mortgage REITs	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	15.1%
AGNC Investment Corp.	11.6%
Starwood Property Trust, Inc.	9.6%
Rithm Capital Corp.	8.8%
Blackstone Mortgage Trust, Inc., Class A	4.6%
Arbor Realty Trust, Inc.	4.5%
Two Harbors Investment Corp.	3.3%
Ladder Capital Corp., Class A	3.0%
MFA Financial, Inc.	3.0%
Apollo Commercial Real Estate Finance, Inc.	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	15.1%
AGNC Investment Corp.	11.6%
Starwood Property Trust, Inc.	9.6%
Rithm Capital Corp.	8.8%
Blackstone Mortgage Trust, Inc., Class A	4.6%
Arbor Realty Trust, Inc.	4.5%
Two Harbors Investment Corp.	3.3%
Ladder Capital Corp., Class A	3.0%
MFA Financial, Inc.	3.0%
Apollo Commercial Real Estate Finance, Inc.	3.0%
(a)	Excludes money market funds.

C000079751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Growth ETF
Class Name	iShares Russell Top 200 Growth ETF
Trading Symbol	IWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Top 200 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Growth ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	12.93%	43.88%	21.25%	17.58%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell Top 200® Growth Index	13.13	44.21	21.52	17.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,857,356,427
Holdings Count | Holding	108
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,857,356,427
Number of Portfolio Holdings	108
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	52.9%
Communication Services	13.9%
Consumer Discretionary	12.0%
Health Care	7.3%
Financials	5.7%
Consumer Staples	3.9%
Industrials	3.1%
Materials	0.6%
Real Estate	0.5%
Utilities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	14.1%
Microsoft Corp.	13.3%
NVIDIA Corp.	11.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.0%
Alphabet, Inc., Class C, NVS	3.4%
Broadcom, Inc.	3.3%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	14.1%
Microsoft Corp.	13.3%
NVIDIA Corp.	11.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.0%
Alphabet, Inc., Class C, NVS	3.4%
Broadcom, Inc.	3.3%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.

C000079752 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 ETF
Class Name	iShares Russell Top 200 ETF
Trading Symbol	IWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Top 200 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.14%	37.53%	16.99%	13.98%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell Top 200® Index	11.25	37.72	17.16	14.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,510,293,516
Holdings Count | Holding	201
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,510,293,516
Number of Portfolio Holdings	201
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.7%
Financials	12.8%
Health Care	11.8%
Consumer Discretionary	10.3%
Communication Services	10.2%
Industrials	7.2%
Consumer Staples	5.9%
Energy	3.0%
Materials	1.6%
Utilities	1.4%
Real Estate	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.2%
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C, NVS	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.2%
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C, NVS	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.8%
(a)	Excludes money market funds.

C000079753 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Value ETF
Class Name	iShares Russell Top 200 Value ETF
Trading Symbol	IWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Top 200 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Value ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.39%	26.82%	10.62%	9.17%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell Top 200® Value Index	7.51	27.08	10.84	9.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,209,900,075
Holdings Count | Holding	161
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,209,900,075
Number of Portfolio Holdings	161
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.6%
Health Care	19.1%
Industrials	13.4%
Information Technology	9.3%
Consumer Staples	9.1%
Energy	7.5%
Communication Services	4.8%
Consumer Discretionary	4.5%
Utilities	3.6%
Materials	3.1%
Real Estate	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	5.2%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.2%
UnitedHealth Group, Inc.	3.1%
Johnson & Johnson	2.4%
Walmart, Inc.	2.2%
Procter & Gamble Co. (The)	1.9%
Bank of America Corp.	1.7%
Chevron Corp.	1.6%
Thermo Fisher Scientific, Inc.	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	5.2%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.2%
UnitedHealth Group, Inc.	3.1%
Johnson & Johnson	2.4%
Walmart, Inc.	2.2%
Procter & Gamble Co. (The)	1.9%
Bank of America Corp.	1.7%
Chevron Corp.	1.6%
Thermo Fisher Scientific, Inc.	1.4%
(a)	Excludes money market funds.

C000215209 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Quality GARP ETF
Class Name	iShares MSCI USA Quality GARP ETF
Trading Symbol	GARP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Quality GARP ETF (the “Fund”) (formerly known as iShares Factors US Growth Style ETF) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality GARP ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	12.50%	50.10%	18.67%
MSCI USA Index	10.21	36.22	14.41
Underlying Index	12.61	50.44	18.90
MSCI USA Quality GARP Select Index	N/A	N/A	N/A
Russell US Large Cap Factors Growth Style Index	2.75	45.87	17.25

Performance Inception Date	Jan. 14, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 141,524,501
Holdings Count | Holding	148
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$141,524,501
Number of Portfolio Holdings	148
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.8%
Consumer Discretionary	14.3%
Financials	10.6%
Communication Services	9.3%
Health Care	7.6%
Industrials	6.0%
Energy	2.5%
Materials	1.6%
Real Estate	0.2%
Consumer Staples	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Tesla, Inc.	5.5%
Broadcom, Inc.	5.0%
Apple Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
KLA Corp.	4.7%
Adobe, Inc.	4.5%
Meta Platforms, Inc., Class A	4.4%
Mastercard, Inc., Class A	4.2%
Applied Materials, Inc.	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Tesla, Inc.	5.5%
Broadcom, Inc.	5.0%
Apple Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
KLA Corp.	4.7%
Adobe, Inc.	4.5%
Meta Platforms, Inc., Class A	4.4%
Mastercard, Inc., Class A	4.2%
Applied Materials, Inc.	3.3%
(a)	Excludes money market funds.

C000221870 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Screened S&P 500 ETF
Class Name	iShares ESG Screened S&P 500 ETF
Trading Symbol	XVV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Screened S&P 500 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Screened S&P 500 ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.52%	38.00%	16.31%
S&P Total Market Index™	9.60	35.24	15.57
S&P 500 Sustainability Screened Index®	10.57	38.13	16.43

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 272,157,732
Holdings Count | Holding	447
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$272,157,732
Number of Portfolio Holdings	447
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.0%
Financials	14.1%
Health Care	11.8%
Consumer Discretionary	11.1%
Communication Services	9.7%
Industrials	7.1%
Consumer Staples	4.9%
Real Estate	2.6%
Materials	2.3%
Utilities	1.4%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.0%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
Alphabet, Inc., Class C, NVS	1.8%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.0%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
Alphabet, Inc., Class C, NVS	1.8%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.

C000221871 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Screened S&P Mid-Cap ETF
Class Name	iShares ESG Screened S&P Mid-Cap ETF
Trading Symbol	XJH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Screened S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Screened S&P Mid-Cap ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.46%	26.52%	15.20%
S&P Total Market Index™	9.60	35.24	15.57
S&P MidCap 400 Sustainability Screened Index®	3.60	26.74	15.38

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 236,633,858
Holdings Count | Holding	358
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$236,633,858
Number of Portfolio Holdings	358
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.5%
Financials	17.0%
Consumer Discretionary	15.6%
Health Care	10.4%
Information Technology	10.0%
Real Estate	8.5%
Materials	7.1%
Consumer Staples	4.4%
Energy	1.8%
Utilities	1.4%
Communication Services	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Illumina, Inc.	0.8%
Carlisle Cos., Inc.	0.8%
EMCOR Group, Inc.	0.8%
Williams-Sonoma, Inc.	0.8%
Lennox International, Inc.	0.8%
Avantor, Inc.	0.7%
Manhattan Associates, Inc.	0.7%
Watsco, Inc.	0.7%
Burlington Stores, Inc.	0.6%
Fidelity National Financial, Inc., Class A	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Illumina, Inc.	0.8%
Carlisle Cos., Inc.	0.8%
EMCOR Group, Inc.	0.8%
Williams-Sonoma, Inc.	0.8%
Lennox International, Inc.	0.8%
Avantor, Inc.	0.7%
Manhattan Associates, Inc.	0.7%
Watsco, Inc.	0.7%
Burlington Stores, Inc.	0.6%
Fidelity National Financial, Inc., Class A	0.6%
(a)	Excludes money market funds.

C000221874 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Screened S&P Small-Cap ETF
Class Name	iShares ESG Screened S&P Small-Cap ETF
Trading Symbol	XJR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Screened S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Screened S&P Small-Cap ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	7.63%	27.52%	15.07%
S&P Total Market Index™	9.60	35.24	15.57
S&P SmallCap 600 Sustainability Screened Index®	7.74	27.80	15.42

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 83,505,172
Holdings Count | Holding	658
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$83,505,172
Number of Portfolio Holdings	658
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.5%
Industrials	18.0%
Consumer Discretionary	14.6%
Information Technology	12.8%
Health Care	10.6%
Real Estate	8.6%
Materials	5.3%
Communication Services	3.6%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Mueller Industries, Inc.	0.7%
ATI, Inc.	0.7%
Carpenter Technology Corp.	0.7%
Meritage Homes Corp.	0.6%
SPX Technologies, Inc.	0.6%
Lumen Technologies, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Glaukos Corp.	0.6%
Robert Half, Inc.	0.6%
VF Corp.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Mueller Industries, Inc.	0.7%
ATI, Inc.	0.7%
Carpenter Technology Corp.	0.7%
Meritage Homes Corp.	0.6%
SPX Technologies, Inc.	0.6%
Lumen Technologies, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Glaukos Corp.	0.6%
Robert Half, Inc.	0.6%
VF Corp.	0.6%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
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[19]	Annualized.
[20]	Annualized.